Government grant advances and loans	12 Months Ended
Dec. 31, 2020
Government Grants [Abstract]
Government grant advances and loans	Government grant advances and loans

		December 31,
	Note	2018	2019	2020
		(in thousands)
Current
Government grant advances	16.1	$58	$349	$693
Research project financing	16.2	172	674	1,288
Government loans	16.2	458	449	1,886
Total current portion		$688	$1,472	$3,867
Non-current
Government grant advances	16.1	$86	$510	$642
Research project financing	16.2	4,274	4,652	4,625
Government loans	16.3	819	348	4,611
Accrued interest	16.2	495	640	1,325
Total non-current portion		$5,674	$6,150	$11,203
Government grant advances
In 2020, the Company was named as a participant in two new collaborative projects with combined funding of €779,000 ($892,000 using the exchange rate of the grant dates) which is expected to be released to the Consolidated Statement of Operations over the lives of the projects, estimated to be approximately three years for both projects.
In 2019, the Company was named as a participant in two new collaborative projects with combined funding of €856,000 ($963,000 using the exchange rate of the grant dates) which is expected to be released to the Consolidated Statement of Operations over the lives of the projects, estimated to be approximately three years for both projects.
The Company did not participate in any new collaborative projects in 2018Research project financing
In October 2014, Bpifrance, one of the Company’s shareholders and the financial agency of the French government, provided funding to the Company in the context of a long-term research project, estimated to be completed over a 3-year period. In December 2016, Bpifrance and the Company signed an amendment to extend the period from three to four years. The total funding amounts to €6,967,000 ($8,988,000 using the exchange rate of the funding dates) with a portion in the form of a grant (€2,957,000 or $3,815,000) and a portion in the form of a forgivable loan (€4,010,000 or $5,173,000). The funding was paid in three installments, the last of which was received in 2019 for €992,000 ($1,126,000 using the exchange rate of the payment date). The grant was recognized as a reduction of research and development expense when corresponding expense was incurred. The forgivable loan advance will be repaid from March 31, 2019 to September 30, 2022 of which €300,000 ($355,000 using the exchange rate of the payment dates) in principal and interests was paid in 2020 (€150,000, or $168,000, in 2019), and bears interests at a 1.53% fixed contractual rate. The difference between the amount of grant received and the present value amounted to a reduction of $115,000 in the debt carrying value, with such difference being amortized over the contract period. If the sales of the product developed under this program are in excess of €350 million ($429 million using the exchange rate as of December 31, 2020) during a period of three years, then the Company shall pay for three consecutive years after the date of the termination of the reimbursement a bonus to Bpifrance of 1% of annual revenues generated by products issued from the project (up to a maximum of €350,000,000 or $429,485,000 over a period of ten years). The Company doesn’t expect to perform any repayment to BPI.
In January 2016, Bpifrance provided funding to the Company for a new long-term research project, completed in early 2020. The total of the funding amounts to €2,095,000 ($2,288,000 using the exchange rate of the grant dates) comprising a portion in the form of a grant (€668,000 or $729,000) and a portion in the form of a forgivable loan (€1,427,000 or $1,558,000). The funding was paid in four installments, the last of which was received in February 2020 for €365,000 ($405,000 using the exchange rate of the funding date). The grant is recognized as a reduction of research and development expense when corresponding expense is incurred. The forgivable loan advance will be repaid, except if the project is a commercial failure, from July 1, 2020 to July 1, 2024 and bears interests at a 1.17% fixed contractual rate. The difference between the amount of grant received and the present value of future payments discounted using interest rate applied for standard loans with similar maturity amounted to a reduction of $30,000 in the debt carrying value, with such difference being amortized over the contract period. In the event of commercial success, and sales of the product developed under this program are in excess of €3 million ($3.7 million using the exchange rate as of December 31, 2020), then the Company shall pay for 4 consecutive years after the date of the termination of the refund 13% of the revenues generated by the sales of the products or services (up to a maximum of €600,000, or $736,000, over a period of 10 years). In late 2020, the Company determined that there was not enough market interest for the radio frequency of the product development funded by this grant, and abandoned the project. A request for forgiveness of the debt has been made and is still pending. As a result of this request for forgiveness, no payment was made in 2020.
In 2018, the Company received payments for one project of €421,000 ($492,000 using the exchange rate of the payment dates) as a grant and €927,000 ($1,083,000 using the exchange rate of the payment dates) as a forgivable loan. In 2019, the Company received payments for one project of €425,000 ($482,000 using the exchange rate of the funding date) as a grant and €567,000 ($644,000 using the exchange rate of the funding date) as a forgivable loan. In 2020, the Company received payments for one project of €150,000 ($167,000 using the exchange rate of the funding date) as a grant and €215,000 ($238,000 using the exchange rate of the funding date) as a forgivable loan.
The estimated market rate of interest applied in 2020, 2019 and 2018 was between 1.80% and 2.30%. Accrued interest of $560,000 was recorded as of December 31, 2020 ($370,000 as of December 2019 and $242,000 as of December 31, 2018).
Government loansIn September 2015, the Company received two loans from Bpifrance for a total amount of €2,000,000 ($2,228,000 using the exchange rate of the grant date). One loan of €1,000,000 bears interest at 5.24% per year, paid quarterly; the second loan of €1,000,000 is interest-free. The interest-free loan has been revalued using the 5.24% interest rate payable on the other loan. Both loans have seven year terms with the principal being amortized on a quarterly basis beginning in June 2017.